UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         March 31, 2007
                                                --------------------------------

Check here if Amendment [ ];  Amendment Number:
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Swiftwater Capital Management, LP
           ---------------------------------
Address:   856 South Pleasantburg Drive
           ----------------------------
           Greenville, South Carolina 29607
           --------------------------------

Form 13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stephen A. DePiero
         -----------------------
Title:   Chief Financial Officer
         -----------------------
Phone:   (864) 990-3233
         -----------------------

Signature, Place, and Date of Signing:


    /s/ STEPHEN A. DEPIERO           Greenville, SC           May 11, 2007
------------------------------   ------------------------   --------------------
          [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number            Name

28-
   -----------------            ---------------------------------------
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0
                                         --------------------------
Form 13F Information Table Entry Total:                 52
                                         ---------------------------
Form 13F Information Table Value Total:           $163,393
                                         ---------------------------
                                                 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.       Form 13F File Number            Name

                NONE
     ------     ------------------------------------------------------


                                                       FORM 13F INFORMATION TABLE

            COLUMN 1         COLUMN 2           COLUMN 3  COLUMN 4         COLUMN 5       COLUMN 6   COLUMN 7          COLUMN 8
            --------         --------           --------- --------  -------------------  ----------  --------  ---------------------
                             TITLE OF                       VALUE   SHRS OR  SH /  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
       NAME OF ISSUER         CLASS               CUSIP   (x$1000)  PRN AMT  PRN   CALL  DISCRETION  MANAGERS   SOLE   SHARED   NONE
       --------------        --------           --------- --------  -------  ---   ----  ----------  --------  ------  ------   ----
ACCREDITED HOME LENDRS HLDG     COM             00437P107      563    60700  SH           SOLE                  60700
ACUSPHERE INC                   COM             00511R870      684   248000  SH           SOLE                 248000
AMERICAN HOME MTG INVT CORP     COM             02660R107     1061    39300  SH           SOLE                  39300
AMERICAN INTL GROUP INC         COM             026874107      726    10800  SH           SOLE                  10800
ARQULE INC                      COM             04269E107      224    30000  SH           SOLE                  30000
ASPREVA PHARMACEUTICALS CORP    COM             04538T109      431    20000  SH           SOLE                  20000
AVI BIOPHARMA INC               COM             002346104      686   256000  SH           SOLE                 256000
BEARINGPOINT INC                COM             074002106      207    27000  SH           SOLE                  27000
BERKSHIRE HATHAWAY INC DEL      CL B            084670207     1296      356  SH           SOLE                    356
BIOCRYST PHARMACEUTICALS        COM             09058V103      193    23000  SH           SOLE                  23000
BOFI HLDG INC                   COM             05566U108      484    68000  SH           SOLE                  68000
BORDERS GROUP INC               COM             099709107      927    45400  SH           SOLE                  45400
BOSTON SCIENTIFIC CORP          COM             101137107      582    40000  SH           SOLE                  40000
BRONCO DRILLING CO INC          COM             112211107      345    20800  SH           SOLE                  20800
CELL GENESYS INC                COM             150921104      947   225371  SH           SOLE                 225371
CHESAPEAKE ENERGY CORP          COM             165167107     1235    40000  SH           SOLE                  40000
COLEY PHARMACEUTICAL GROUP I    COM             19388P106      594    62000  SH           SOLE                  62000
COMBINATORX INC                 COM             20010A103      377    54000  SH           SOLE                  54000
COMPUCREDIT CORP                COM             20478N100      721    23100  SH           SOLE                  23100
DISCOVERY HOLDING CO            CL A COM        25468Y107      727    38000  SH           SOLE                  38000
DURECT CORP                     COM             266605104      431   103700  SH           SOLE                 103700
ENDURANCE SPECIALTY HLDGS LT    SHS             G30397106      357    10000  SH           SOLE                  10000
FORBES MEDI-TECH INC            COM             344907100      277   362000  SH           SOLE                 362000
GENVEC INC                      COM             37246C109      444   154000  SH           SOLE                 154000
HOME DEPOT INC                  COM             437076102    22816   621000  SH    CALL   SOLE                      0
IDENIX PHARMACEUTICALS INC      COM             45166R204      437    59801  SH           SOLE                  59801
INDYMAC BANCORP INC             COM             456607100      849    26500  SH           SOLE                  26500
IRSA INVERSIONES Y REP S A      GLOBL DEP RCPT  450047204      737    38500  SH           SOLE                  38500
I-TRAX INC                      COM NEW         45069D203      699   176600  SH           SOLE                 176600
LEARNING TREE INTL INC          COM             522015106      430    38297  SH           SOLE                  38297
MOMENTA PHARMACEUTICALS INC     COM             60877T100     1109    85600  SH           SOLE                  85600
NEVADA GOLD & CASINOS INC       COM NEW         64126Q206      717   356600  SH           SOLE                 356600
NGP CAP RES CO                  COM             62912R107      379    24000  SH           SOLE                  24000
NICHOLAS FINANCIAL INC          COM NEW         65373J209      123    10994  SH           SOLE                  10994
NOKIA CORP                      SPONSORED ADR   654902204      458    20000  SH           SOLE                  20000
NOKIA CORP                      SPONSORED ADR   654902204     8203   357900  SH    CALL   SOLE                      0
NUVELO INC                      COM NEW         67072M301      208    56400  SH           SOLE                  56400
OXIGENE INC                     COM             691828107      594   155000  SH           SOLE                 155000
PFIZER INC                      COM             717081103     1632    64600  SH    CALL   SOLE                      0
PHARMION CORP                   COM             71715B409      263    10000  SH           SOLE                  10000
PINNACLE AIRL CORP              COM             723443107      697    40300  SH           SOLE                  40300
POINT THERAPEUTICS INC          COM             730694106      195   500000  SH           SOLE                 500000
ROCKWELL MEDICAL TECH           COM             774374102      425    62500  SH           SOLE                  62500
SCICLONE PHARMACEUTICALS INC    COM             80862K104      232    85000  SH           SOLE                  85000
SPECTRUM PHARMACEUTICALS INC    COM             84763A108      426    68000  SH           SOLE                  68000
SPRINT NEXTEL CORP              COM FON         852061100      284    15000  SH           SOLE                  15000


                                                       FORM 13F INFORMATION TABLE

            COLUMN 1         COLUMN 2           COLUMN 3  COLUMN 4         COLUMN 5       COLUMN 6   COLUMN 7          COLUMN 8
            --------         --------           --------- --------  -------------------  ----------  --------  ---------------------
                             TITLE OF                       VALUE   SHRS OR  SH /  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
       NAME OF ISSUER         CLASS               CUSIP   (x$1000)  PRN AMT  PRN   CALL  DISCRETION  MANAGERS   SOLE   SHARED   NONE
       --------------        --------           --------- --------  -------  ---   ----  ----------  --------  ------  ------   ----
SPRINT NEXTEL CORP              COM FON         852061100    16968   894900  SH    CALL   SOLE                      0
TRC COS INC                     COM             872625108      101    10000  SH           SOLE                  10000
TYCO INTL LTD NEW               COM             902124106     2540    80500  SH    CALL   SOLE                      0
VALENCE TECHNOLOGY INC          COM             918914102      242   205000  SH           SOLE                 205000
WAL MART STORES INC             COM             931142103    85802  1827500  SH    CALL   SOLE                      0
WASHINGTON POST CO              CL B            939640108     1308     1713  SH           SOLE                   1713